UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8603

Name of Fund: Debt Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Debt
      Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 02/29/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments

Schedule of Investments as of November 30, 2004       Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                     Face
Industry++                                         Amount   Corporate Debt Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%                    $ 5,000,000   Alliant Techsystems Inc., 3% due 8/15/2024               $    5,475,000
                                                            (Convertible)(d)
                                                  875,000   K & F Industries, Inc., 7.75% due 11/15/2014(d)                 894,688
                                                            The Titan Corporation:
                                                2,000,000       8% due 5/15/2011                                          2,120,000
                                                5,969,466       Term B, due 6/30/2009*                                    6,051,546
                                                7,120,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011            6,906,400
                                                                                                                     --------------
                                                                                                                         21,447,634
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.6%                                 4,377,561   American Airlines, Inc., 7.379% due 5/23/2016                 2,799,240
                                                            Delta Air Lines, Inc.:
                                                7,400,000       7.90% due 12/15/2009                                      4,107,000
                                                3,875,000       2.875% due 2/18/2024 (Convertible)(d)                     2,484,844
                                                3,300,000   Evergreen International Aviation, Inc., 12%                   2,277,000
                                                            due 5/15/2010                                            --------------
                                                                                                                         11,668,084
-----------------------------------------------------------------------------------------------------------------------------------
Automotive Equipment - 5.0%                     6,368,000   Accuride Corporation, Term B, due 6/30/2007*                  6,527,200
                                                1,550,000   Dura Operating Corporation, 9% due 5/01/2009                  1,484,125
                                                3,500,000   The Goodyear Tire & Rubber Company, Term,                     3,552,500
                                                            due 3/31/2006*
                                                4,445,000   INTERMET Corporation, Term B, due 3/31/2009*                  3,950,494
                                                5,900,000   Metaldyne Corporation, 11% due 6/15/2012                      4,956,000
                                                2,190,094   NFIL Holdings Inc., Term B, due 2/27/2010*                    2,214,732
                                                2,700,000   Remy International, Inc., 6.07% due 4/15/2009                 2,733,750
                                                            Tenneco Automotive Inc.:
                                                6,375,000       11.625% due 10/15/2009                                    6,767,700
                                                  925,000       10.25% due 7/15/2013                                      1,089,188
                                                2,464,138       Tranche B, due 12/12/2010*                                2,511,368
                                                1,117,241       Tranche B-1, Credit Link, due 12/12/2010*                 1,138,656
                                                           +Venture Holdings Company LLC:
                                                1,800,000       9.50% due 7/01/2005                                          72,000
                                                4,450,000       12% due 6/01/2009                                             5,563
                                                                                                                     --------------
                                                                                                                         37,003,276
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 2.6%                             6,000,000   Granite Broadcasting Corporation, 9.75% due 12/01/2010        5,640,000
                                                  770,000   Sinclair Broadcast Group, Inc., 4.875% due 7/15/2018            682,413
                                                            (Convertible)
                                               12,625,000   XM Satellite Radio Inc., 7.66% due 5/01/2009(a)              12,924,844
                                                                                                                     --------------
                                                                                                                         19,247,257
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 4.3%                   11,350,000   Kabel Deutschland GmbH, 10.625% due 7/01/2014(d)             13,052,500
                                                            NTL Cable PLC(d):
                                                4,700,000       6.07% due 10/15/2012(a)                                   4,841,000
                                                  750,000       8.75% due 4/15/2014                                         845,625
                                                6,720,000   Telewest Communications PLC, Term, due 1/16/2006*            12,777,055
                                                                                                                     --------------
                                                                                                                         31,516,180
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 14.7%                            7,500,000  +Adelphia Communications Corporation, 6% due 2/15/2006         1,312,500
                                                            (Convertible)
                                                2,000,000   Atlantic Broadband Finance, LLC, 9.375% due 1/15/2014(d)      1,920,000

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                     Face
Industry++                                         Amount   Corporate Debt Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S.                                  $ 3,450,000   CSC Holdings, Inc., 7.25% due 7/15/2008                  $    3,622,500
(concluded)                                                 Century Cable Holdings LLC*:
                                                7,000,000       Discretionary Term, due 12/31/2009                        6,959,169
                                               10,000,000       Term, due 6/30/2009                                       9,949,110
                                                            Charter Communications Holdings, LLC:
                                                3,750,000       10% due 4/01/2009                                         3,253,125
                                                2,000,000       26.032% due 1/15/2010(c)                                  1,755,000
                                                2,000,000       11.125% due 1/15/2011                                     1,720,000
                                                2,700,000       9.92% due 4/01/2011                                       2,220,750
                                                3,000,000       10% due 5/15/2011                                         2,467,500
                                               14,962,500       Term B, due 4/27/2011*                                   14,945,129
                                                            Inmarsat Investments Limited*:
                                                4,584,272       Term B, due 10/10/2010                                    4,609,343
                                                4,595,046       Term C, due 10/10/2011                                    4,635,110
                                                7,940,000   Insight Midwest Holdings, LLC, Term B, due 12/31/2009*        8,084,460
                                                2,500,000   Insight Midwest, LP, 9.75% due 10/01/2009                     2,618,750
                                                2,500,000  +Loral Cyberstar, Inc., 10% due 7/15/2006                      1,887,500
                                                5,492,650  +Mallard Cablevision LLC & Sun Tel Communications, Term           54,926
                                                            B, due 9/30/2008*
                                                5,500,000   Mediacom Broadband LLC, 11% due 7/15/2013                     5,816,250
                                                            New Skies Satellites BV:
                                                3,500,000       7.438% due 11/01/2011(a)(d)                               3,587,500
                                                1,000,000       9.125% due 11/01/2012(d)                                  1,020,000
                                                2,000,000       Term, due 5/04/2011*                                      2,033,334
                                                6,000,000   Olympus Cable Holdings LLC, Term B, due 9/30/2010*            5,953,128
                                                9,500,000  +Pegasus Satellite Communications, Inc., 11.25%               6,080,000
                                                            due 1/15/2010
                                               10,000,000   Rainbow National Services LLC, 10.375% due 9/01/2014(d)      10,600,000
                                                1,175,000   WDAC Subsidiary Corp., 8.375% due 12/01/2014(d)               1,175,000
                                                                                                                     --------------
                                                                                                                        108,280,084
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 14.9%                               3,550,000   Arco Chemical Company, 9.80% due 2/01/2020                    3,976,000
                                                6,575,000   BCP Caylux Holdings Luxembourg SCA, 9.625%                    7,380,437
                                                            due 6/15/2014(d)
                                                4,000,000   Compass Minerals International, Inc., 12%                     3,240,000
                                                            due 6/01/2013(c)
                                                            Crompton Corporation(d):
                                                7,000,000       7.67% due 8/01/2010 (a)                                   7,560,000
                                                4,675,000       9.875% due 8/01/2012                                      5,236,000
                                                8,700,000  +GEO Specialty Chemicals, Inc., 10.125% due 8/01/2008          4,872,000
                                                  375,000   Huntsman International Holdings LLC, 12.501%                    209,063
                                                            due 12/31/2009(c)
                                                            Huntsman International LLC:
                                                1,900,000       9.875% due 3/01/2009                                      2,075,750
                                                2,000,000       10.125% due 7/01/2009                                     2,110,000
                                                3,750,000       Term, due 12/31/2010*                                     3,825,937
                                                3,150,000   ISP Holdings, Inc., 10.625% due 12/15/2009                    3,496,500
                                                  500,000   Innophos, Inc., 8.875% due 8/15/2014(d)                         540,000
                                                6,000,000   Invista, 9.25% due 5/01/2012(d)                               6,675,000
                                                5,250,000   KoSa BV / INVISTA, Term, due 4/29/2011*                       5,343,149
                                                2,400,000   Millennium America Inc., 7.625% due 11/15/2026                2,364,000
                                                7,000,000   Omnova Solutions Inc., 11.25% due 6/01/2010                   7,875,000
                                                7,575,917   PCI Chemicals, Canada, 10% due 12/31/2008                     7,841,074

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                     Face
Industry++                                         Amount   Corporate Debt Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals                                     $ 2,996,806   Pinnacle Polymers, Term, due 12/15/2006*                 $    3,039,046
(concluded)                                     4,209,457   Pioneer Companies, Inc., 5.475% due 12/31/2006(a)             4,230,504
                                                9,500,000   PolyOne Corporation, 10.625% due 5/15/2010                   10,711,250
                                                            Rockwood Specialties Group, Inc.:
                                                3,700,000       10.625% due 5/15/2011                                     4,208,750
                                                  450,000       7.50% due 11/15/2014(d)                                     461,250
                                                3,200,000       Term B, due 7/30/2012*                                    3,224,858
                                                1,656,000   Terra Capital, Inc., 11.50% due 6/01/2010                     1,879,560
                                                  750,000   United Agri Products, Inc., 8.25% due 12/15/2011(d)             800,625
                                                6,500,000   Wellman, Inc., Second Lien Term, due 2/10/2010*               6,521,664
                                                                                                                     --------------
                                                                                                                        109,697,417
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 2.2%                      5,750,000   Sealy Mattress Company, 8.25% due 6/15/2014                   6,080,625
                                                            Simmons Company:
                                                4,975,000       7.875% due 1/15/2014                                      5,174,000
                                                5,000,000       Term B, due 6/19/2011*                                    5,066,665
                                                                                                                     --------------
                                                                                                                         16,321,290
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 4.3%                  2,500,000   American Safety Razor Company, Term C, due 10/20/2011*        2,537,500
                                                3,400,000   Chattem, Inc., 5.40% due 3/01/2010(a)                         3,468,000
                                                2,000,000   General Binding Corporation, 9.375% due 6/01/2008             2,010,000
                                                9,900,000   Levi Strauss & Co., Term A, due 9/29/2009*                   10,732,224
                                                4,000,000   North Atlantic Holding Company, 12.25% due 3/01/2014(c)       1,440,000
                                               10,500,000   Playtex Products, Inc., 9.375% due 6/01/2011                 11,208,750
                                                  400,000   Riddell Bell Holdings, Inc., 8.375% due 10/01/2012(d)           414,000
                                                                                                                     --------------
                                                                                                                         31,810,474
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 3.1%                        2,000,000   Cadmus Communications Corporation, 8.375% due 6/15/2014      2,170,000
                                                            Houghton Mifflin Company:
                                                  775,000       9.875% due 2/01/2013                                        852,500
                                                7,525,000       11.328% due 10/15/2013(c)(d)                              5,352,156
                                                7,500,000   Liberty Media Corporation, 0.75% due 3/30/2023                8,465,625
                                                            (Convertible)
                                                1,800,000  +Loews Cineplex Entertainment Corporation, 8.875%                      -
                                                            due 8/01/2008
                                                2,675,000   Muzak Holdings, LLC, 13% due 3/15/2010                        1,738,750
                                                3,875,000   NBC Acquisition Corp., 11% due 3/15/2013(c)                   2,828,750
                                                1,700,000   Nebraska Book Company, Inc., 8.625% due 3/15/2012             1,738,250
                                                                                                                     --------------
                                                                                                                         23,146,031
-----------------------------------------------------------------------------------------------------------------------------------
Electronics / Electrical Components - 0.6%      4,650,000   Amkor Technology, Inc., 9.25% due 2/15/2008                   4,557,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy-Exploration & Production - 0.5%                      Quest Cherokee, LLC*:
                                                1,625,000       Revolving Credit, due 7/25/2009                           1,608,750
                                                  222,222       Revolving Credit, due 7/25/2010                             224,444
                                                1,777,778       Term B, due 7/25/2010                                     1,795,556
                                                                                                                     --------------
                                                                                                                          3,628,750
-----------------------------------------------------------------------------------------------------------------------------------
Energy-Other - 6.1%                                         Dresser, Inc.:
                                                1,000,000       9.375% due 4/15/2011                                      1,100,000
                                                2,500,000       Term, due 2/25/2010*                                      2,543,750
                                                1,148,861       Term B, due 4/10/2009*                                    1,164,658
                                                2,325,000   Dresser-Rand Group Inc., 7.375% due 11/01/2014(d)             2,388,937
                                                2,244,000   Energy Corporation of America, 9.50% due 5/15/2007            2,143,020

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                     Face
Industry++                                         Amount   Corporate Debt Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy-Other                                                Giant Industries, Inc.:
(concluded)                                   $ 9,020,000       11% due 5/15/2012                                    $   10,508,300
                                                3,525,000       8% due 5/15/2014                                          3,692,438
                                                7,500,000   Halliburton Company, 3.125% due 7/15/2023                     9,543,750
                                                            (Convertible)(d)
                                                            Star Gas Partners, LP:
                                                5,500,000       10.25% due 2/15/2013                                      5,871,250
                                                3,000,000       10.25% due 2/15/2013(d)                                   3,202,500
                                                6,000,000  +Trico Marine Services, Inc., 8.875% due 5/15/2012             3,240,000
                                                                                                                     --------------
                                                                                                                         45,398,603
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 1.6%                                  1,500,000   Investcorp SA, Term, due 10/21/2008*                          1,502,707
                                                2,000,000   Pennant CBO Limited, 13.43% due 3/14/2011(d)(f)               1,200,000
                                                7,625,000   Refco Finance Holdings LLC, 9% due 8/01/2012(d)               8,311,250
                                                           +SKM-Libertyview CBO I Limited(d)(f):
                                                1,500,000       8.71% due 4/10/2011                                         780,000
                                                1,000,000       11.91% due 4/10/2011                                         80,000
                                                                                                                     --------------
                                                                                                                         11,873,957
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                                            Elan Finance PLC(d):
                                                2,825,000       6.51% due 11/15/2011(a)                                   2,945,063
                                                3,525,000       7.75% due 11/15/2011                                      3,727,687
                                                                                                                     --------------
                                                                                                                          6,672,750
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.3%                              2,000,000   Duane Reade Inc., 9.75% due 8/01/2011(d)                      1,870,000
-----------------------------------------------------------------------------------------------------------------------------------
Food / Tobacco - 4.1%                           3,095,261   Archibald Candy Corporation, 10% due 11/01/2007(b)              711,910
                                                            Commonwealth Brands, Inc.(d):
                                                4,550,000       9.75% due 4/15/2008                                       4,732,000
                                                8,000,000       10.625% due 9/01/2008                                     8,320,000
                                                1,175,000   Doane Pet Care Company, 10.75% due 3/01/2010                  1,277,812
                                                3,825,000   Dole Food Company, Inc., 8.875% due 3/15/2011                 4,188,375
                                                3,855,421   Dr Pepper Bottling, Term B, due 12/19/2010*                   3,924,699
                                                2,875,000   Gold Kist Inc., 10.25% due 3/15/2014                          3,335,000
                                               28,918,000  +New World Pasta Company, 9.25% due 2/15/2009                  1,445,900
                                                4,800,000   Tabletop Holdings, Inc., 12.25% due 5/15/2014(c)(d)           2,184,000
                                                                                                                     --------------
                                                                                                                         30,119,696
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.0%                                   4,652,248   Buffington Harbor Parking Associates LLC, Term B,             4,652,248
                                                            due 7/01/2011*
                                                4,000,000   Inn of the Mountain Gods Resort and Casino, 12%               4,660,000
                                                            due 11/15/2010
                                                2,000,000   Jacobs Entertainment, Inc., 11.875% due 2/01/2009             2,255,000
                                                1,825,000   The Majestic Star Casino, LLC, 9.50% due 10/15/2010           1,925,375
                                                  254,000   Pinnacle Entertainment, Inc., 9.25% due 2/15/2007(d)            259,715
                                                4,000,000   Venetian Casino Resort, LLC, 11% due 6/15/2010                4,560,000
                                                4,300,000   Wynn Las Vegas, LLC, 6.625% due 12/01/2014(d)                 4,224,750
                                                                                                                     --------------
                                                                                                                         22,537,088
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 4.2%                                          HealthSouth Corporation:
                                                2,500,000       8.50% due 2/01/2008                                       2,571,875
                                                2,500,000       10.75% due 10/01/2008                                     2,618,750

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                     Face
Industry++                                         Amount   Corporate Debt Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                                                 HealthSouth Corporation (concluded):
(concluded)                                   $ 5,000,000       7.625% due 6/01/2012                                 $    4,918,750
                                                4,500,000       Term A, due 1/16/2011*                                    4,851,562
                                                3,425,640   MedPointe Inc., Term B, due 9/30/2008*                        3,442,768
                                                6,000,000   Tenet Healthcare Corporation, 7.375% due 2/01/2013            5,850,000
                                                1,400,000   VWR International, Inc., 8% due 4/15/2014(d)                  1,484,000
                                                4,100,000   Vanguard Health Holding Company I, LLC, 11.25%               2,562,500
                                                            due 10/01/2015(c)(d)
                                                2,325,000   Vanguard Health Holding Company II, LLC, 9%                   2,470,313
                                                            due 10/01/2014(d)                                        --------------
                                                                                                                         30,770,518
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.3%                                    421,312   Formica Holdings Corporation, 9.25% due 6/10/2011               400,246
                                                4,650,000   General Growth Properties, Inc., Term B,                      4,672,525
                                                            due 11/12/2008*
                                                6,930,000   Headwaters Incorporated, Term B, due 4/30/2011*               7,028,177
                                                4,000,000   Lone Star Industries Inc., 8.85% due 6/15/2005(d)             4,072,152
                                                1,000,000   U.S. Concrete, Inc., 8.375% due 4/01/2014                     1,070,000
                                                                                                                     --------------
                                                                                                                         17,243,100
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 1.7%                   5,000,000   Cypress Semiconductor Corporation, 1.25% due 6/15/2008        4,937,500
                                                            (Convertible)
                                                4,725,000   Freescale Semiconductor, Inc., 4.82% due 7/15/2009(a)         4,890,375
                                                2,575,000   Viasystems, Inc., 10.50% due 1/15/2011                        2,497,750
                                                                                                                     --------------
                                                                                                                         12,325,625
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.3%                                 12,000,000   FelCor Lodging LP, 6.874% due 6/01/2011(a)                   12,510,000
                                                2,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                1,780,000
                                                            Wyndham International, Inc.*:
                                                1,071,148       Increasing Rate Term II, due 4/01/2006                    1,081,592
                                                1,564,720       Term I, due 6/30/2006                                     1,577,271
                                                                                                                     --------------
                                                                                                                         16,948,863
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 5.6%                              575,000   Aearo Company, 8.25% due 4/15/2012                              592,250
                                                4,525,000   EaglePicher Incorporated, 9.75% due 9/01/2013                 4,638,125
                                               11,251,723   High Voltage Engineering Corporation, Term B,                11,645,533
                                                            due 7/31/2007*
                                                8,350,000  +International Utility Structures Inc., 10.75%                         1
                                                            due 2/01/2008
                                                5,000,000   Invensys International Holdings Ltd., Second Lien Term,       5,150,000
                                                            due 10/25/2009*
                                                5,875,000   Invensys PLC, 9.875% due 3/15/2011(d)                         6,330,313
                                                3,300,000   Mueller Group, Inc., 10% due 5/01/2012                        3,580,500
                                                  600,000   NMHG Holding Company, 10% due 5/15/2009                         663,000
                                                4,000,000   Propex Fabrics Inc., 10% due 12/01/2012(d)                    4,060,000
                                                3,000,000   Tyco International Group SA, 2.75% due 1/15/2018              4,582,500
                                                            (Convertible)                                            --------------
                                                                                                                         41,242,222
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.2%                            8,550,000   Massey Energy Company, 6.95% due 3/01/2007                    8,892,000
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%    1,100,000   IMCO Recycling Escrow Inc., 9% due 11/15/2014 (d)             1,135,750
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 5.8%                                9,625,000   Anchor Glass Container Corporation, 11% due 2/15/2013        10,298,750
                                                3,800,000   Consolidated Container Company LLC, 10.75%                    3,192,000
                                                            due 6/15/2009(c)
                                                4,400,000   Crown Euro Holdings SA, 10.875% due 3/01/2013                 5,203,000
                                                1,100,000   Graham Packaging Company, LP, 9.875% due 10/15/2014(d)        1,149,500
                                                7,672,143   Owens-Illinois Inc., Term C, due 4/01/2008*                   7,823,192

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                     Face
Industry++                                         Amount   Corporate Debt Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Packaging                                     $ 9,800,000   Pliant Corporation, 13% due 6/01/2010                    $    9,408,000
(concluded)                                                 Tekni-Plex, Inc.:
                                                2,000,000       12.75% due 6/15/2010                                      1,770,000
                                                1,250,000       8.75% due 11/15/2013(d)                                   1,243,750
                                                2,575,000   Wise Metals Group LLC, 10.25% due 5/15/2012(d)                2,600,750
                                                                                                                     --------------
                                                                                                                         42,688,942
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 8.1%                                    6,500,000   Abitibi-Consolidated Inc., 5.99% due 6/15/2011(a)             6,581,250
                                                6,025,000   Ainsworth Lumber Co. Ltd., 5.669% due 10/01/2010(a)(d)        6,055,125
                                                            Boise Cascade LLC:
                                                  500,000       5.005% due 10/15/2012(a)(d)                                 512,500
                                                  900,000       7.125% due 10/15/2014(d)                                    940,500
                                                2,082,192       Term B, due 10/29/2011*                                   2,119,715
                                                1,917,808       Term C, due 10/29/2010*                                   1,933,609
                                                7,600,000   Bowater Incorporated, 5.49% due 3/15/2010(a)                  7,638,000
                                                4,250,000   Georgia-Pacific Corporation, 9.375% due 2/01/2013             4,951,250
                                                2,000,000   Graphic Packaging International Inc., 9.50%                   2,280,000
                                                            due 8/15/2013
                                                9,504,320   JSG Funding PLC, 15.50% due 10/01/2013(b)                    11,120,054
                                                2,481,250   SP Newsprint Co., Term B, due 1/09/2010*                      2,518,944
                                                1,600,000   Stone Container Corporation, 8.375% due 7/01/2012             1,752,000
                                                3,000,000   Tembec Industries, Inc., 8.625% due 6/30/2009                 2,992,500
                                                7,281,000   Western Forest Products Inc., 15% due 7/28/2009(b)            8,191,125
                                                                                                                     --------------
                                                                                                                         59,586,572
-----------------------------------------------------------------------------------------------------------------------------------
Services - 4.1%                                             Allied Waste North America, Inc.:
                                                1,440,000       7.875% due 4/15/2013                                      1,450,800
                                                6,250,000       7.375% due 4/15/2014                                      5,828,125
                                                3,750,000   Anthony Crane Rental Holdings LP, Term, due 7/20/2006*          825,000
                                                3,200,000   Corrections Corporation of America, 9.875%                    3,600,000
                                                            due 5/01/2009
                                                  350,000   Great Lakes Dredge & Dock Corporation, 7.75%                    324,625
                                                            due 12/15/2013
                                                4,064,544   Outsourcing Solutions Inc., Term B, due 12/09/2008*           4,089,947
                                               10,825,000   United Rentals (North America), Inc., 7.75%                  10,392,000
                                                            due 11/15/2013(d)
                                                3,980,000   Waste Services, Inc., Term B, due 3/31/2011*                  3,950,150
                                                                                                                     --------------
                                                                                                                         30,460,647
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                                    7,711,829  +Acme Metals Incorporated, Term, due 12/01/2005*                       1
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 10.0%                      5,000,000   ADC Telecommunications, Inc., 3.065% due 6/15/2013            4,850,000
                                                            (Convertible)(a)
                                                5,000,000   Alaska Communications System Holdings, Inc., 9.875%           5,250,000
                                                            due 8/15/2011
                                                7,500,000   Cincinnati Bell Inc., 8.375% due 1/15/2014                    7,481,250
                                                1,993,333   Consolidated Communications Acquisition of TXU, Inc.,         2,026,971
                                                            Term C, due 10/14/2011*
                                               11,025,000   FairPoint Communications, Inc., 12.50% due 5/01/2010         11,851,875
                                                6,000,000   LCI International, Inc., 7.25% due 6/15/2007                  5,685,000
                                                            Qwest Capital Funding, Inc.:
                                                2,000,000       6.375% due 7/15/2008                                      1,940,000
                                                8,200,000       6.875% due 7/15/2028                                      6,508,750
                                                7,900,000   Qwest Communications International Inc., 5.79%                7,880,250
                                                            due 2/15/2009(a)(d)
                                                6,000,000   Terremark Worldwide, Inc., 9% due 6/15/2009                   5,640,000
                                                            (Convertible)(d)

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                     Face
Industry++                                         Amount   Corporate Debt Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications                            $ 7,000,000   Time Warner Telecom Holdings, Inc., 6.29%                $    6,982,500
(concluded)                                                 due 2/15/2011(a)
                                                8,000,000   Time Warner Telecom, Inc., 9.75% due 7/15/2008                7,960,000
                                                                                                                     --------------
                                                                                                                         74,056,596
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%                2,950,000   Laidlaw International, Inc., 10.75% due 6/15/2011             3,396,188
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 6.7%                                1,250,000   The AES Corporation, 8.50% due 11/01/2007                     1,268,750
                                                3,000,000   Calpine Canada Energy Finance ULC, 8.50% due 5/01/2008        2,145,000
                                                            Calpine Corporation:
                                                2,700,000       8.50% due 2/15/2011                                       1,815,750
                                                7,900,000       Term, due 7/15/2007*                                      6,891,336
                                                7,000,000   CenterPoint Energy, Inc., 3.75% due 5/15/2023                 7,962,500
                                                            (Convertible) El Paso Corporation*:
                                                1,500,000       Term, due 11/23/2009                                      1,509,106
                                                2,500,000       Term C, due 11/23/2009                                    2,521,290
                                                2,300,000  +Mirant Americas Generation LLC, 7.625% due 5/01/2006          2,374,750
                                                            Mission Energy Holding Company:
                                                7,100,000       13.50% due 7/15/2008                                      8,901,625
                                                  750,000       Term, due 12/11/2006*                                       753,516
                                                            Sierra Pacific Resources:
                                                3,200,000       8.75% due 5/15/2005                                       3,256,000
                                                6,000,000       8.625% due 3/15/2014                                      6,840,000
                                                1,580,000   TNP Enterprises, Inc., Term, due 12/31/2006*                  1,615,550
                                                1,425,000   The Williams Companies, Inc., 8.625% due 6/01/2010            1,638,750
                                                                                                                     --------------
                                                                                                                         49,493,923
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 8.7%                  5,500,000   Alamosa (Delaware), Inc., 8.50% due 1/31/2012                 5,912,500
                                                1,122,000   American Tower Corporation, 9.375% due 2/01/2009              1,183,710
                                                5,955,000   Centennial Cellular, Term A, due 2/09/2011*                   6,043,795
                                                            Crown Castle International Corp.:
                                                3,500,000       9.375% due 8/01/2011                                      3,920,000
                                               13,000,000       7.50% due 12/01/2013                                     13,942,500
                                                            Dobson Cellular Systems, Inc.(d):
                                                4,675,000       6.96% due 11/01/2011(a)                                   4,780,187
                                                1,750,000       8.375% due 11/01/2011                                     1,793,750
                                                  950,000   Horizon PCS, Inc., 11.375% due 7/15/2012(d)                   1,028,375
                                                2,500,000   iPCS Escrow Company, 11.50% due 5/01/2012 (d)                 2,750,000
                                                3,775,000   MobiFon Holdings B.V., 12.50% due 7/31/2010                   4,473,375
                                                1,600,000   Rural Cellular Corporation, 6.99% due 3/15/2010(a)            1,648,000
                                                2,150,000   SBA Communications Corporation, 10.25% due 2/01/2009          2,281,688
                                                7,400,000   SpectraSite, Inc., 8.25% due 5/15/2010                        7,936,500
                                                6,600,000   US Unwired Inc., 6.74% due 6/15/2010(a)                       6,781,500
                                                                                                                     --------------
                                                                                                                         64,475,880
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments in Corporate Debt Obligations
                                                            (Cost - $992,887,555) - 134.1%                              989,512,398
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                                   Shares
Industry++                                           Held   Common Stocks                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.5%                      245,382   Telewest Global, Inc.                                    $    3,592,392
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                                   93,826   Pioneer Companies, Inc.                                       2,223,676
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 0.4%                                     35,000   Preferred Term Securities VI(d)                               2,767,100
-----------------------------------------------------------------------------------------------------------------------------------
Food / Tobacco - 0.6%                           1,428,423   Viskase Companies, Inc.                                       4,071,006
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.0%                                     27,787   Lodgian, Inc.                                                   294,820
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%                              724,291   ACP Holding Company (d)                                         941,578
                                                  509,720   High Voltage Engineering Corporation                          3,665,254
                                                   21,203   Thermadyne Holdings Corporation                                 243,835
                                                                                                                     --------------
                                                                                                                          4,850,667
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.2%                                      211,149   Western Forest Products Inc.(b)                               1,331,834
-----------------------------------------------------------------------------------------------------------------------------------
Services - 0.5%                                    89,976   Outsourcing Solutions Inc.                                    4,048,920
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                                       41,149   Acme Package Corp. Senior Holdings                              113,160
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%                          26,457   IDT Corporation                                                 345,647
                                                   33,077   IDT Corporation (Class B)                                       508,393
                                                                                                                     --------------
                                                                                                                            854,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments in Common Stocks                           24,147,615
                                                            (Cost - $27,627,800) - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive Equipment - 0.8%                       200,000   General Motors Corporation (Convertible)                      5,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                                    39   Paxson Communications Corporation (Convertible)(b)(d)           213,070
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                                 5,000   Adelphia Communications Corporation (Convertible)                10,000
                                                    3,500   Pegasus Satellite Communications, Inc.(i)                        35,000
                                                                                                                     --------------
                                                                                                                             45,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments in Preferred Stocks                         5,608,070
                                                            (Cost - $7,979,204) - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Warrants(g)
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                                15,000   Sirius Satellite Radio Inc.                                         150
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 0.0%                                      15,140   Peninsula Gaming Company, LLC                                    90,842
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                                126,761   HealthSouth Corporation                                         285,212
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                              652,739   ACP Holding Company                                             848,561
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                                           18   Cellu Tissue Holdings, Inc., Series A                                 -
                                                    7,000   JSG Funding PLC                                                  70,000
                                                                                                                     --------------
                                                                                                                             70,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.0%                      1,325   American Tower Escrow Corporation                               302,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments in Warrants                                 1,596,865
                                                            (Cost - $5,742,045) - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------

Schedule of Investments as of November 30, 2004 (concluded)

                                                      Debt Strategies Fund, Inc.

                                                               (in U.S. dollars)

                                               Beneficial
                                                 Interest   Other Interests (e)                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 3,614,601   Cambridge Industries, Inc. (Litigation Trust             $       36,146
                                                            Certificates)(i)
                                                2,641,443   US Airways Group, Inc. - Certificate of Beneficial              792,433
                                                            Interest
                                                5,500,000   WilTel Communications Group, Inc. (Litigation Trust                  55
                                                            Certificates)(i)
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments in Other Interests                            828,634
                                                            (Cost - $713,190) - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 1,381,189   Merrill Lynch Liquidity Series, LLC Cash Sweep                1,381,189
                                                            Series I (h)
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments in Short-Term Securities                    1,381,189
                                                            (Cost - $1,381,189) - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $1,036,330,983**) - 138.7%      1,023,074,771

                                                            Liabilities in Excess of Other Assets - (38.7%)            (285,334,423)
                                                                                                                     --------------
                                                            Net Assets - 100.0%                                      $  737,740,348
                                                                                                                     ==============

* Floating rate loans in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London Interbanks Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposite rate. Corporate loans represent 32.0% of the Fund's net assets.
** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,036,486,571
                                                                ===============
      Gross unrealized appreciation                             $    73,946,628
      Gross unrealized depreciation                                 (87,358,428)
                                                                ---------------
      Net unrealized depreciation                               $   (13,411,800)
                                                                ===============

+ Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
++ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
(a)   Floating rate note.
(b) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(f) Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                         Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                            $ 441,758        $ 44,635
      --------------------------------------------------------------------------

(i)Non-income producing security.
(j)Non-income producing security; company is in bankruptcy.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Debt Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    Debt Strategies Fund, Inc.

Date: January 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    President
    Debt Strategies Fund, Inc.

Date: January 13, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Debt Strategies Fund, Inc.

Date: January 13, 2005